Financial assets - Gross exposure by stages of impairment (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	€ 1,138,552	€ 1,099,938
Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	32,146	30,720
Financial instruments not credit-impaired | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1,039,413	1,003,042
Financial instruments not credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	66,993	66,176
Financial instruments purchased credit impaired
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	502	497
Financial instruments purchased credit impaired | Business Combinations Carried Out
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	431
Financial assets at fair value through other comprehensive income
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	111,814	118,206
Financial assets at fair value through other comprehensive income | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	101	50
Financial assets at fair value through other comprehensive income | Financial instruments not credit-impaired | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	111,684	118,150
Financial assets at fair value through other comprehensive income | Financial instruments not credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	29	6
Financial assets at fair value through other comprehensive income | Debt instruments asset
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	103,561	108,915
Financial assets at fair value through other comprehensive income | Debt instruments asset | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	6	6
Financial assets at fair value through other comprehensive income | Debt instruments asset | Financial instruments not credit-impaired | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	103,554	108,903
Financial assets at fair value through other comprehensive income | Debt instruments asset | Financial instruments not credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1	6
Financial assets at fair value through other comprehensive income | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	8,253	9,291
Financial assets at fair value through other comprehensive income | Loans and advances | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	95	44
Financial assets at fair value through other comprehensive income | Loans and advances | Financial instruments not credit-impaired | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	8,130	9,247
Financial assets at fair value through other comprehensive income | Loans and advances | Financial instruments not credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	28	0
Financial assets at fair value through other comprehensive income | Loans and advances - Central banks
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income | Loans and advances - Central banks | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income | Loans and advances - Central banks | Financial instruments not credit-impaired | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income | Loans and advances - Central banks | Financial instruments not credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income | Loans and advances - Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income | Loans and advances - Credit institutions | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income | Loans and advances - Credit institutions | Financial instruments not credit-impaired | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income | Loans and advances - Credit institutions | Financial instruments not credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income | Loans and advances - Customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	8,253	9,291
Financial assets at fair value through other comprehensive income | Loans and advances - Customers | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	95	44
Financial assets at fair value through other comprehensive income | Loans and advances - Customers | Financial instruments not credit-impaired | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	8,130	9,247
Financial assets at fair value through other comprehensive income | Loans and advances - Customers | Financial instruments not credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	28	0
Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1,026,738	981,732
Financial assets at amortised cost | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	32,045	30,670
Financial assets at amortised cost | Financial instruments not credit-impaired | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	927,729	884,892
Financial assets at amortised cost | Financial instruments not credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	66,964	66,170
Financial assets at amortised cost | Debt instruments asset
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	29,326	26,350
Financial assets at amortised cost | Debt instruments asset | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	435	395
Financial assets at amortised cost | Debt instruments asset | Financial instruments not credit-impaired | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	28,773	25,889
Financial assets at amortised cost | Debt instruments asset | Financial instruments not credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	118	66
Financial assets at amortised cost | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	997,412	955,382
Financial assets at amortised cost | Loans and advances | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	31,610	30,275
Financial assets at amortised cost | Loans and advances | Financial instruments not credit-impaired | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	898,956	859,003
Financial assets at amortised cost | Loans and advances | Financial instruments not credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	66,846	66,104
Financial assets at amortised cost | Loans and advances - Central banks
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	13,548	12,499
Financial assets at amortised cost | Loans and advances - Central banks | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at amortised cost | Loans and advances - Central banks | Financial instruments not credit-impaired | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	13,548	12,499
Financial assets at amortised cost | Loans and advances - Central banks | Financial instruments not credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at amortised cost | Loans and advances - Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	40,142	37,846
Financial assets at amortised cost | Loans and advances - Credit institutions | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	1
Financial assets at amortised cost | Loans and advances - Credit institutions | Financial instruments not credit-impaired | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	40,142	37,845
Financial assets at amortised cost | Loans and advances - Credit institutions | Financial instruments not credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at amortised cost | Loans and advances - Customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	943,722	905,037
Financial assets at amortised cost | Loans and advances - Customers | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	31,610	30,274
Financial assets at amortised cost | Loans and advances - Customers | Financial instruments not credit-impaired | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	845,266	808,659
Financial assets at amortised cost | Loans and advances - Customers | Financial instruments not credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	€ 66,846	€ 66,104